Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Goodwill
Balance at beginning of period	$ 924,755
Adjustments on account of foreign exchange	19,524	$ (16,609)
Balance at end of period	992,524	924,755
OCR
Goodwill
Acquisition of goodwill		52,112
ASD
Goodwill
Acquisition of goodwill		35,604
BoxTop
Goodwill
Acquisition of goodwill		7,747
MCP
Goodwill
Acquisition of goodwill		13,429
Sellercloud
Goodwill
Acquisition of goodwill		$ 72,059
3GTMS
Goodwill
Acquisition of goodwill	$ 48,245